Organization and Principal Activities (Details)		1 Months Ended		12 Months Ended
	Oct. 07, 2021 CNY (¥)	Dec. 22, 2020 USD ($) shares	Dec. 21, 2020	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 22, 2020 CNY (¥)	Nov. 10, 2020 $ / shares shares	Oct. 13, 2015 USD ($)	Oct. 13, 2015 HKD ($)	Dec. 24, 2001 USD ($)	Nov. 18, 2000 CNY (¥)	Dec. 05, 1991 CNY (¥)
Organization and Principal Activities (Details) [Line Items]
Registered capital								$ 6,911,771	$ 53,911,815
Subsidiary percentage	55.00%
Description of yongjun liu surrendered shares			Yongjun Liu surrendered 49,999 shares to the Company for cancellation. The Company subdivided each existing share with a par value of $1.00 into 2,000 shares with a par value of $0.0005 par value and created a new class of preferred shares. Upon completion of the share capital changes, the Company’s share capital includes 80,000,000 ordinary shares with a par value of $0.0005 per share and 20,000,000 preferred shares with a par value of $0.0005 per share.
Description of corporate reorganization			the Company engaged in a corporate reorganization to combine the controlled entities (now referred to as the subsidiaries) into one legal corporation (the Company). The specific transactions related to this reorganization are outlined below. The Company entered into a share exchange agreement with Kang Fu to issue an aggregate of 15,933,000 ordinary shares to Yongjun Liu and Yin Liu in exchange for 100% ownership of Kang Fu, and allotted 2,640,000 ordinary shares at $0.0005 par value to three BVI companies held by founders of the Company for no consideration. On December 22, 2020, Guanghui was incorporated for the purpose of foreign exchange registration under the laws of the People’s Republic of China as there was no substantive business of Guanghui. The shares of Guanghui are owned by 13 natural persons (the “Guanghui Shareholders”) and on May 10, 2021, all of the Guanghui Shareholders agreed to transfer all their shares held in Guanghui to Huadong (an indirect subsidiary of the Company) for no consideration.
Preferred shares authorized				20,000,000	20,000,000
Ordinary shares				18,575,000
Total issued		1,425,000
Total consideration (in Dollars) | $		$ 1,616,971
Kang Fu [Member]
Organization and Principal Activities (Details) [Line Items]
Registered capital | $										$ 17,193,021
Ordinary shares				80,000,000
Preferred shares authorized				20,000,000
Preferred share issued and outstanding
Huada [Member]
Organization and Principal Activities (Details) [Line Items]
Registered capital | ¥												¥ 51,390,000
Yada [Member]
Organization and Principal Activities (Details) [Line Items]
Registered capital | ¥											¥ 50,000,000
Huadong [Member]
Organization and Principal Activities (Details) [Line Items]
Registered capital | ¥						¥ 1,000,000
Hainan [Member]
Organization and Principal Activities (Details) [Line Items]
Registered capital | ¥	¥ 100,000,000
Operating entities [Member] | Kang Fu [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage				100.00%				100.00%	100.00%
Yongjun Liu [Member]
Organization and Principal Activities (Details) [Line Items]
Shares issued							50,000
Par value (in Dollars per share) | $ / shares							$ 1